Taxes, fees and contributions payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Taxes, fees and contributions payable	R$ 4,888,759	R$ 3,926,854
Current portion	(4,855,551)	(3,888,568)
Non-current portion	33,208	38,286
Imposto Sobre Circulacao De Mercadorias Servicos [Member]
IfrsStatementLineItems [Line Items]
Taxes, fees and contributions payable	328,376	279,776
Agencia Nacionl De Telecomunicacoes Taxes And Fees [Member]
IfrsStatementLineItems [Line Items]
Taxes, fees and contributions payable	4,347,216	3,389,167
Imposto Sobre Service [Member]
IfrsStatementLineItems [Line Items]
Taxes, fees and contributions payable	62,174	72,274
PIS/COFINS [Member]
IfrsStatementLineItems [Line Items]
Taxes, fees and contributions payable	54,430	51,294
Other [Member]
IfrsStatementLineItems [Line Items]
Taxes, fees and contributions payable	R$ 96,563	R$ 134,343